Property, equipment and software, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, equipment and software, net
Depreciation and amortization expenses	¥ 1,892	¥ 5,564	¥ 8,830
Impairment loss	¥ 3,912	¥ 0	¥ 0